Risk management - Value at risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of confidence level to determine value at risk	95.00%
Holding period of value at risk	1 month
Probability percentage that potential loss not exceed value at risk	95.00%
Probability percentage that potential loss will be at minimum equal to value at risk	5.00%
VaR from financial instruments	€ 144	€ 83
Average for the year
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR from financial instruments	205	111
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR from financial instruments	144	73
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR from financial instruments	€ 267	€ 149